Restructuring Charges - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring charges	¥ 16,626	¥ 34,102
Cost of Sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges	3,573	3,933
Operating Expense
Restructuring Cost and Reserve [Line Items]
Restructuring charges	13,053	30,169
Domestic Subsidiaries
Restructuring Cost and Reserve [Line Items]
Restructuring charges	8,641	26,533
Overseas Subsidiaries
Restructuring Cost and Reserve [Line Items]
Restructuring charges	¥ 7,985	¥ 7,569